Related Party Transactions (Summary of Significant Related Party Transaction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	$ 92,355	$ 241,307	$ 128,830
Advertising slots provided by related party	29,231	21,490	17,518
Sohu [Member]
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	2,651	10,401	13,390
Interest expense on matching loans	1,234	0	0
Interest income on matching loans	4,925	0	0
Jin Dian [Member]
Related Party Transaction [Line Items]
Advertising slots provided by related party	0	0	1,310
SoEasy [Member]
Related Party Transaction [Line Items]
Interest expense on matching loans	106	0	0
Interest income on matching loans	$ 435	$ 0	$ 0